Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Goodwill and Intangible Assets
Goodwill and Intangible Assets

Note 8.    Goodwill and Intangible Assets

Goodwill

Changes in the carrying value of goodwill consist of following:

	Nine months ended	Year Ended
	September 30, 2019	December 31, 2018
At the beginning of the year	704,884	—
Goodwill Acquired[1]	9,323,189	704,884
At the end of the period	10,028,073	704,884

Note

[1] The change in carrying amount of goodwill in the current year was the result of the acquisition of DBOT as disclosed in Note 5(f).

Intangible Assets

Information regarding amortizing and indefinite lived intangible assets consisted of the following:

		September 30, 2019				December 31, 2018
	Weighted	Gross		Accumulated		Gross		Accumulated
	Average Remaining	Carry	Accumulated	Impairment	Net	Carry	Accumulated	Impairment	Net
	Useful Life	Amount	Amortization	Loss	Balance	Amount	Amortization	Loss	Balance
Amortizing Intangible Assets
Animation Copyright (Note 14 (b))	—	$—	$—	$—	$—	$301,495	$(64,606)	$—	$236,889
Software and licenses	—	97,308	(97,308)	—	—	97,308	(93,251)	—	4,057
SolidOpinion IP (Note 5 (a))	4.4	4,655,000	(543,084)	—	4,111,916	—	—	—	—
Fintalk intangible assets (Note 5 (b))	4.8	6,350,000	(317,500)	—	6,032,500	—	—	—	—
Influencer network	8.9	1,980,000	(214,500)	—	1,765,500	1,980,000	(66,000)	—	1,914,000
Customer contract[1]	2.0	558,830	(185,458)	—	373,372	500,000	(55,556)	—	444,444
Continuing Membership Agreement[1]	19.8	8,255,440	(103,193)	—	8,152,247	—	—	—	—
Trade name	13.9	110,000	(7,944)	—	102,056	110,000	(2,444)	—	107,556
Technology platform	5.9	290,000	(44,881)	—	245,119	290,000	(13,808)	—	276,192
Total amortizing intangible assets		$22,296,578	$(1,513,868)	$—	$20,782,710	$3,278,803	$(295,665)	$—	$2,983,138
Indefinite lived intangible assets
Website name		159,504	—	(134,290)	25,214	159,504	—	(134,290)	25,214
Patent		28,000	—	—	28,000	28,000	—	—	28,000
GTB (Note 14 (b))		61,124,407	—	—	61,124,407	—	—	—	—
Total intangible assets		$83,608,489	$(1,513,868)	$(134,290)	$81,960,331	$3,466,307	$(295,665)	$(134,290)	$3,036,352

Note

[1] During the third quarter of 2019, the Company completed the acquisition of additional shares in DBOT which increased its ownership in DBOT to 99.04%.  $8,314,270 of intangible assets were recognized on the date of acquisition as disclosed in Note 5(f).

Amortization expense relating to intangible assets was $764,010 and $276,692 for the three months ended September 30, 2019 and 2018 and $1,317,419 and $281,796 for the nine months ended September 30, 2019 and 2018, respectively.

The following table outlines the expected amortization expense for the following years:

Amortization
to be
Years ending December 31,	recognized

2019 (excluding the nine months ended September 30, 2019)	$761,702
2020	3,046,811
2021	2,991,255
2022	2,870,339
2023	2,860,534
2024 and thereafter	8,252,069
Total amortization to be recognized	$20,782,710

Note 9.    Goodwill and Intangible Assets

Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2017 were as follows:

Wecast business
Balance as of December 31, 2017	$—
Acquisitions	704,884
Foreign currency translation and other adjustments	—
Balance as of December 31, 2018	$704,884

Intangible Assets

Information regarding amortizing and indefinite lived intangible assets consisted of the following:

		December 31, 2018				December 31, 2017
	Weight
	Average	Gross				Gross
	Remaining	Carry	Accumulated	Impairment	Net	Carry	Accumulated	Impairment	Net
	Useful Life	Amount	Amortization	Loss	Balance	Amount	Amortization	Loss	Balance
Amortizing Intangible Assets
Animation Copyright	1.3	$301,495	$(64,606)	$—	$236,889	$—	$—	$—	$—
Software and licenses	—	97,308	(93,251)	—	4,057	214,210	(199,626)	—	14,584
Patent and trademark (i)	—	—	—	—	—	92,965	(39,943)	(53,022)	—
Influencer network (ii)	9.7	1,980,000	(66,000)	—	1,914,000	—	—	—	—
Customer contract (ii)	2.7	500,000	(55,556)	—	444,444	—	—	—	—
Trade name (ii)	14.7	110,000	(2,444)	—	107,556	—	—	—	—
Technology platform (ii)	6.7	290,000	(13,808)	—	276,192	—	—	—	—
Total amortizing intangible assets		$3,278,803	$(295,665)	$—	$2,983,138	$307,175	$(239,569)	$(53,022)	$14,584
Indefinite lived intangible assets
Website name (iii)		159,504	—	(134,290)	25,214	134,290	—	—	134,290
Patent (i)		28,000	—	—	28,000	10,599	—	(10,599)	—
Total intangible assets		$3,466,307	$(295,665)	$(134,290)	$3,036,352	$452,064	$(239,569)	$(63,621)	$148,874
(i)

During the second quarter of 2017, the Company determined that one of its subsidiaries in the US would not serve the core business or generate future cash flow. As no future cash flows will be generated from using the patents owned by this subsidiary, the Company estimated the fair value of those patents to be nil as of June 30, 2017. Fair value was determined using unobservable (Level 3) inputs. Impairment loss from patents of $63,621 was recognized in 2017 to write off the entire book value of the patents.

(ii)	During the third quarter of 2018, the Company completed the acquisition of 65.65% share of Grapevine. See Note 6.
(iii)	The Company wrote off the YOD website in the amount of approximately $134,000 in 2018 since we no longer used the website.

Amortization expense relating to purchased intangible assets was $212,429 and $87,096 for the years ended December 31, 2018, and 2017, respectively.

The following table outlines the expected amortization expense for the following years:

Amortization to be
Years ending December 31,	recognized
2019	$546,882
2020	520,921
2021	357,873
2022	246,762
2023 and thereafter	1,310,700
Total amortization to be recognized	$2,983,138